Marketable debt securities - Disclosure of changes in bonds and debentures outstanding (Details) - Marketable debt securities - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in financial instruments, Liabilities
Balance at beginning of year	€ 308,579	€ 280,339
Balance at year-end	325,521	308,579	€ 280,339
Bonds and debentures outstanding
Changes in financial instruments, Liabilities
Balance at beginning of year	231,880	211,597	194,362
Net inclusion, fair value measurement, liabilities	(1,224)	(1,467)	0
Issues	77,921	68,568	66,033
Redemptions and repurchases	(57,676)	(48,825)	(49,903)
Exchange differences and other movements	1,864	2,007	1,105
Balance at year-end	252,765	231,880	211,597
Bonds and debentures outstanding | Parent Company
Changes in financial instruments, Liabilities
Issues	20,559	19,706	19,243
Redemptions and repurchases	(15,888)	(7,889)	(9,297)
Bonds and debentures outstanding | SPIRE SA Compartment 2023-374
Changes in financial instruments, Liabilities
Net inclusion, fair value measurement, liabilities	(1,224)	0	0
Bonds and debentures outstanding | Auto ABS UK Loans PLC
Changes in financial instruments, Liabilities
Net inclusion, fair value measurement, liabilities	0	(841)	0
Bonds and debentures outstanding | PSA Bank Deutschland GmbH
Changes in financial instruments, Liabilities
Net inclusion, fair value measurement, liabilities	0	(626)	0
Bonds and debentures outstanding | Santander UK Group Holdings plc
Changes in financial instruments, Liabilities
Issues	9,884	6,002	10,178
Bonds and debentures outstanding | Santander Consumer USA Holdings Inc.
Changes in financial instruments, Liabilities
Issues	8,949	7,309	13,315
Redemptions and repurchases	(10,806)	(14,466)	(15,252)
Bonds and debentures outstanding | Banco Santander (Brasil) S.A.
Changes in financial instruments, Liabilities
Issues	8,039	12,781	11,233
Redemptions and repurchases	(6,919)	(10,542)	(2,721)
Bonds and debentures outstanding | Santander Bank, National Association
Changes in financial instruments, Liabilities
Issues	4,133	1,346	1,222
Redemptions and repurchases	(1,440)	(567)	(287)
Bonds and debentures outstanding | Santander Holdings USA, Inc.
Changes in financial instruments, Liabilities
Issues	3,004	1,850	2,315
Redemptions and repurchases	(1,387)	0	(3,153)
Bonds and debentures outstanding | Santander International Products, Plc.
Changes in financial instruments, Liabilities
Issues	2,752	1,054	599
Bonds and debentures outstanding | Santander Consumer Finance, S.A.
Changes in financial instruments, Liabilities
Issues	2,271	2,557	1,293
Redemptions and repurchases	(2,900)	(1,800)	(3,357)
Bonds and debentures outstanding | Stellantis Financial Services Italia S.p.A.
Changes in financial instruments, Liabilities
Issues	2,021	761	0
Bonds and debentures outstanding | SC Germany S.A., Compartment Consumer 2024-1
Changes in financial instruments, Liabilities
Issues	1,500	0	0
Bonds and debentures outstanding | Santander Consumo 6, F.T.
Changes in financial instruments, Liabilities
Issues	1,230	0	0
Bonds and debentures outstanding | Santander Consumo 7, F.T.
Changes in financial instruments, Liabilities
Issues	1,218	0	0
Bonds and debentures outstanding | Banco Santander - Chile
Changes in financial instruments, Liabilities
Issues	1,171	814	1,486
Redemptions and repurchases	(1,486)	(575)	(1,452)
Bonds and debentures outstanding | Banco Santander Totta, S.A.
Changes in financial instruments, Liabilities
Issues	1,129	1,734	113
Redemptions and repurchases	(1,055)	(108)	(62)
Bonds and debentures outstanding | Santander Bank Polska S.A.
Changes in financial instruments, Liabilities
Issues	1,002	1,102	0
Bonds and debentures outstanding | Santander Consumer Bank S.p.A.
Changes in financial instruments, Liabilities
Issues	1,001	1,460	0
Bonds and debentures outstanding | SC Germany S.A., Compartment Consumer 2024-2
Changes in financial instruments, Liabilities
Issues	1,000	0	0
Bonds and debentures outstanding | Banque Stellantis France
Changes in financial instruments, Liabilities
Issues	897	1,145	60
Redemptions and repurchases	(565)	(813)	(1,165)
Bonds and debentures outstanding | Santander Consumer Bank AG
Changes in financial instruments, Liabilities
Issues	180	1,256	0
Bonds and debentures outstanding | Santander Group UK
Changes in financial instruments, Liabilities
Redemptions and repurchases	(7,764)	(6,185)	(5,267)
Bonds and debentures outstanding | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Changes in financial instruments, Liabilities
Redemptions and repurchases	€ (122)	€ (140)	€ (1,316)